Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables Past Due But Not Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 748,045	$ 604,651
Less Than Three Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	452,556	410,907
Between Three and Six Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	133,316	93,335
Between Six and Twelve Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	68,973	48,104
More Than Twelve Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 93,200	$ 52,305